Schedule of Investments PIMCO California Municipal Income Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 190.2% ¤
MUNICIPAL BONDS & NOTES 187.3%
ARIZONA 0.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	$850	$963

CALIFORNIA 165.1%
San Francisco City & County Airport Comm-San Francisco International Airport, California Revenue Bonds, Series 2022 4.000% due 05/01/2052 (d)	2,000	2,085
Bay Area Toll Authority, California Revenue Bonds, Series 2017 5.000% due 04/01/2056	1,750	1,998
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	3,925	3,795
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,955	2,957
6.125% due 06/01/2038	1,000	1,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	7,000	954
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	4,700	857
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	800	877
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,335
5.000% due 10/01/2048	1,000	1,133
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	700	773
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,195	1,298
California Health Facilities Financing Authority Revenue Bonds, Series 2012 5.000% due 08/15/2051	7,300	7,404
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	1,675	1,749
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,405
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (d)	8,500	9,018
5.000% due 11/15/2046 (d)	5,000	5,581
5.000% due 08/15/2055	6,000	6,621
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,500	3,564
4.000% due 06/01/2050	3,250	3,401
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048 (d)	2,500	2,660
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013 5.000% due 02/01/2039	10,000	10,292
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,250	500
4.000% due 07/01/2050	350	372
4.000% due 11/01/2050	860	891
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	547
5.000% due 06/01/2043	1,370	1,558
5.000% due 06/01/2048	1,370	1,555
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	765	730
4.000% due 02/01/2051	1,650	1,706
California Pollution Control Financing Authority Revenue Bonds, Series 2010 5.100% due 06/01/2040	2,000	2,006
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (d)	5,140	5,475
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,350	1,498
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,338
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	2,912
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	1,275	1,397
California State General Obligation Bonds, Series 2019 4.000% due 10/01/2039	1,000	1,077
California State General Obligation Bonds, Series 2020 4.000% due 03/01/2050	2,250	2,404

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	8,000	8,741
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,064
4.000% due 07/01/2043	350	371
4.000% due 07/01/2047	1,750	1,845
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	800	852
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	11,500	11,500
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,400	1,503
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	237
5.000% due 12/01/2046	5,700	6,223
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,055
4.000% due 12/01/2057	2,000	2,040
5.500% due 12/01/2058	1,775	2,013
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	2,925	2,975
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047 (d)	5,500	5,774
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	250	224
4.000% due 10/01/2056	600	553
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	2,000	1,209
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034 (e)	13,625	13,670
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018 4.000% due 10/01/2043 (d)	3,500	3,743
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	876
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007 5.300% due 06/01/2037	1,240	1,249
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,319
5.000% due 06/01/2047	2,750	2,768
5.250% due 06/01/2047	15,500	15,607
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	62,120	7,583
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	2,123
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,660
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	2,149
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	6,000	6,417
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016 5.000% due 11/01/2041 (d)	6,000	6,669
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,149
5.500% due 11/15/2030	415	493
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	500	532
Long Beach, California Airport System Revenue Bonds, Series 2010 5.000% due 06/01/2040	5,000	5,016
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041 (d)	3,500	3,733
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,500	2,848
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,587
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,131
5.000% due 07/01/2043	5,000	5,036
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	2,000	2,102
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,149
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	15,345	20,824
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	3,000	3,217
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,265	1,487
5.000% due 08/01/2044	1,700	1,989
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	5,300	5,659
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	1,750	1,351
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,300	2,365

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019 5.000% due 02/15/2041	1,000	1,169
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,750	1,844
Palomar Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046 (d)	4,530	4,811
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,000	2,068
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015 5.500% due 09/01/2045	3,000	3,086
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,553
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,250	3,779
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	3,100
5.000% due 10/01/2047 (d)	1,700	1,870
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2039	1,000	1,171
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,194
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	2,750	2,958
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042 (d)	5,500	5,949
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,560	2,771
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,625	2,879
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,281
5.000% due 05/01/2049	2,000	2,251
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (d)	2,200	2,329
5.000% due 03/01/2041 (d)	3,300	3,718
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,000	1,053
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,079
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2041	1,500	1,727
San Jose, California Hotel Tax Revenue Bonds, Series 2011 6.500% due 05/01/2036	1,500	1,505
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	3,000	2,095
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	4,000	4,677
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,540	1,656
Santa Clara County, California General Obligation Bonds, Series 2013 4.000% due 08/01/2041 (d)	4,000	4,024
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	14,900	2,531
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046 (d)	10,500	11,066
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2047	5,000	5,606
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,500	2,862
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	3,411
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	2,500	2,652

		384,128

ILLINOIS 6.3%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,000	2,137
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2028	3,400	3,627
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,500	2,801
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,500	1,556
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,200	1,292
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,063

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,103

		14,579

LOUISIANA 0.3%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	650	634

MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (b)	10,535	1,275

NEW JERSEY 0.7%
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2032	1,600	1,753

NEW YORK 3.3%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,200	1,263
Southwestern Community College District, California Revenue Bonds, Series 2021 4.000% due 08/01/2046 (d)	6,000	6,413

		7,676

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	650	408

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,170	1,393

PUERTO RICO 7.9%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	20,400	1,205
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,021	550
1.000% due 11/01/2051	1,242	601
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	222	128
4.000% due 07/01/2033	172	169
4.000% due 07/01/2035	155	150
4.000% due 07/01/2037	133	128
4.000% due 07/01/2041	181	172
4.000% due 07/01/2046	188	177
5.750% due 07/01/2031	182	207
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	89	81
5.250% due 07/01/2023	192	197
5.375% due 07/01/2025	192	203
5.625% due 07/01/2027	190	208
5.625% due 07/01/2029	187	209
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2024 ^(a)	1,500	904
5.000% due 07/01/2030 ^	1,000	603
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	15,700	4,817
0.000% due 07/01/2051 (b)	10,000	2,226
4.750% due 07/01/2053	5,085	5,348

		18,283

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	390
12.000% due 12/01/2045	800	754

		1,144

VIRGINIA 0.6%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	17,000	1,008
5.500% due 07/01/2044	500	509

		1,517

WISCONSIN 0.9%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2060 (b)	10,000	2,097

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $431,574)		435,850

SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS (f) 1.4%		3,240

MUNICIPAL BONDS & NOTES 1.5%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.000% due 06/01/2022 ^(e)	3,460	3,490

Total Municipal Bonds & Notes (Cost $3,474)		3,490

Total Short-Term Instruments (Cost $6,714)		6,730

Total Investments in Securities (Cost $438,288)		442,580

Total Investments 190.2% (Cost $438,288)		$442,580
Auction Rate Preferred Shares (51.8)%		(120,625)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.6)%		(29,247)
Other Assets and Liabilities, net (25.8)%		(60,070)

Net Assets Applicable to Common Shareholders 100.0%		$232,638

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Net Assets Applicable to Common Shareholders

Commonwealth of Puerto Rico General Obligation Notes, Series 2021	5.000%			06/01/2022	01/19/2022	$3,474	$3,490	1.50%
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250			01/01/2034	08/02/2001	13,625	13,670	5.88

						$17,099	$17,160	7.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$3,240	U.S. Treasury Bills 0.000% due 08/04/2022	$(3,305)	$3,240	$3,240

Total Repurchase Agreements						$(3,305)	$3,240	$3,240

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$963	$0	$963
	California			0	384,128	0	384,128
	Illinois			0	14,579	0	14,579
	Louisiana			0	634	0	634
	Michigan			0	1,275	0	1,275
	New Jersey			0	1,753	0	1,753
	New York			0	7,676	0	7,676
	North Dakota			0	408	0	408
	Pennsylvania			0	1,393	0	1,393
	Puerto Rico			0	18,283	0	18,283
	Texas			0	1,144	0	1,144
	Virginia			0	1,517	0	1,517
	Wisconsin			0	2,097	0	2,097
Short-Term Instruments
	Repurchase Agreements			0	3,240	0	3,240
	Municipal Bonds & Notes			0	3,490	0	3,490

Total Investments				$0	$442,580	$0	$442,580

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
TBA	To-Be-Announced